Annual Report o December 31, 1999

CITIFUNDS(SM)
-------------


         NEW YORK TAX FREE
         INCOME PORTFOLIO



-----------------------------------------------
                                      B O N D S




              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO


LETTER TO OUR SHAREHOLDERS                                                     1
--------------------------------------------------------------------------------
PORTFOLIO ENVIRONMENT AND OUTLOOK                                              2
--------------------------------------------------------------------------------
FUND FACTS                                                                     4
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                                           4
--------------------------------------------------------------------------------
FUND PERFORMANCE                                                               5
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                       6
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                           10
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                       11
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                            12
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          13
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                 15
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INDEPENDENT AUDITORS' REPORT                                                  20
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


LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

1999 was a challenging year for New York's municipal bond market. Faster-than-expected economic growth in the United States coupled with rapid global economic recovery contributed to sharply higher interest rates and price erosion for most U.S. bonds. These negative economic influences were accompanied by adverse supply-and-demand factors, where a lack of institutional and corporate demand offset the positive effects of reduced supply. Yet municipal bonds ended the year providing investors with attractive yields on an after-tax basis when contrasted with comparable taxable investments.

     Throughout the period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds(SM) new york tax free income portfolio according to its investment objective, which is to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment.

     This report reviews the Fund's investment activities and performance for the year ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for New York's tax-exempt bond market.

     Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
January 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   AFTER  SEVERAL  YEARS OF SOLID  RETURNS,  NEW YORK'S  MUNICIPAL  BOND  MARKET
DECLINED IN 1999. While the favorable economic and market conditions--low inflation, robust consumer spending and rising demand for U.S. exports--in New York and the rest of the U.S. over the past several years have remained largely intact, many investors became increasingly concerned in 1999 that inflationary pressures might resurface. In an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates three times during 1999.

   These economic conditions contrast with factors that prevailed just before the reporting period began. In November 1998, the Fed completed a series of interest rate cuts intended to stimulate global economic growth, which was then threatened by the spread of an international currency and credit crisis. Moreover, the Fed wanted to help insulate the U.S. economy from the adverse effects of a global economic slowdown. The Fed's strategy apparently worked because many overseas economies began to recover in 1999 and the U.S. economy continued its strong growth.

   A GROWING GLOBAL ECONOMY HAS RAISED INFLATION CONCERNS AMONG BOND INVESTORS. Uncertainty regarding the direction and magnitude of interest rates created higher levels of volatility in the bond market early in 1999. When it became clear that the U.S. and international economies were growing strongly, the Fed raised short-term interest rates in an attempt to prevent inflation.

   Higher interest rates adversely affected the prices of both taxable and tax-exempt securities. YET, THE TAX-EXEMPT BOND MARKET WAS ALSO NEGATIVELY AFFECTED BY UNIQUE SUPPLY-AND-DEMAND FACTORS. Although demand for municipal bonds remained strong among many individual investors, most institutions and corporations did not participate in the municipal market at the level they had in previous years. In Fund management's view, this is because yields on taxable corporate bonds rose enough to exceed the after-tax yields provided to taxable investors by municipal bonds. Despite the potentially positive effects of a 20% reduction in the issuance of municipal bonds nationally in 1999 compared to the previous year, this lack of institutional demand caused tax-exempt bond prices to further decline.

   The Fund's average duration (i.e., a measure of sensitivity to changing interest rates) was within the neutral range during the first half of 1999 and toward the short end of the neutral range during the second half of the year. By reducing the Fund's average duration, the investment team had more cash available to purchase higher yielding securities as they became available.

   THE FUND'S MANAGEMENT FOUND ATTRACTIVE OPPORTUNITIES PRIMARILY AMONG INTERMEDIATE-TERM BONDS SELLING AT A MODEST PREMIUM TO FACE VALUE. According to management, bonds in the 10- to 15-year maturity range provided highly competitive returns at relatively lower levels of price risk than the 20-30 year sector. More importantly, premium coupon bonds tend to have a level of price volatility that is lower than discount or par coupon.

   WHILE NO GUARANTEES CAN BE MADE, LOOKING AHEAD, THE FUND'S MANAGEMENT BELIEVES THAT MUNICIPAL BONDS SHOULD DELIVER BETTER RETURNS IN 2000, IF, AS THEY EXPECT, NATIONAL SUPPLY-AND-DEMAND FACTORS RETURN TO A MORE FAVORABLE BALANCE. Also, if the U.S. economy begins to moderate and inflation remains low over the next several months, the municipal bond market may rally.

FUND FACTS



FUND OBJECTIVE

To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

INVESTMENT MANAGER                       DIVIDENDS

Citibank, N.A.                           Declared daily, paid monthly, if any


COMMENCEMENT OF OPERATIONS               CAPITAL GAINS

September 8, 1986                        Distributed semi-annually, if any


NET ASSETS AS OF 12/31/99                BENCHMARKS

Class A shares                           o Lipper New York State Municipal
$224.1 million                              Bond Funds Average
Class B shares                           o Lehman Brothers
$10.7 million                              Municipal Bond Index*

* The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond markets with maturities of at least one year.
+ A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.


PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 1999


                              [PIE CHART OMITTED]


                          Transportation Revenue.....  29%
                          State Agencies.............  24%
                          General Obligation Bonds...  10%
                          Housing Revenue............  10%
                          Healthcare.................  8%
                          Other Revenues.............  8%
                          Water/Sewer Revenue........  7%
                          Power Revenue..............  3%
                          *Short-Term................  1%

                        * Includes cash and other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                   ONE      FIVE       TEN
ALL PERIODS ENDING DECEMBER 31, 1999               YEAR     YEARS*    YEARS*
--------------------------------------------------------------------------------

CitiFunds New York Tax Free Income Portfolio
  (Class A) without sales charge                  (3.73)%   6.50%    6.19%
Lipper New York State Municipal Bond
  Funds Average                                   (4.89)%   5.68%    6.09%
Lehman Brothers Municipal Bond Index              (2.06)%   6.91%    6.89%
CitiFunds New York Tax Free Income Portfolio
  (Class A) with a maximum sales charge of 4.50%  (8.07)%   5.52%    5.70%
CitiFunds New York Tax Free Income Portfolio
  (Class B) without deferred sales charge           --        --     (4.45)%++**
Lipper New York State Municipal Bond
  Funds Average                                     --        --     (4.89)%+**
Lehman Brothers Municipal Bond Index                --        --     (2.06)%+**
CitiFunds New York Tax Free Income Portfolio
  (Class B) with a maximum deferred
sales charge of 4.50%                               --        --     (8.75)%++**

 * Average Annual Total Return
** Not Annualized
 + From 12/31/98
++ Commencement of Operations 1/4/99

30-Day SEC Yield Class A      4.73%  Income Dividends Per Share Class A   $0.474
30-Day SEC Yield Class B      4.22%  Income Dividends Per Share Class B   $0.399

GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON 12/31/89 WOULD HAVE GROWN TO $17,405, INCLUDING THE MAXIMUM SALES CHARGE (AS OF 12/31/99). THE GRAPH SHOWS HOW THIS COMPARES TO ITS BENCHMARK OVER THE SAME PERIOD.

                CitiFunds                 Lipper               Lehman Brothers
                New York Tax              New York State       Municipal Bond
                Free Income Fund          Municipal Bond       Index
Date            Portfolio (Class A)       Funds Average        (unmanaged)
----            -------------------       --------------       ---------------
12/31/89               9550                   10000                  10000
                       9446                   9894                   9953
                       9487                   9978                   10042
                       9490                   9953                   10045
                       9340                   9829                   9972
                       9593                   10081                  10190
                       9725                   10200                  10279
                       9941                   10390                  10431
                       9705                   10176                  10279
                       9650                   10134                  10285
                       9780                   10235                  10472
                       10095                  10468                  10683

12/31/90               10117                  10502                  10729
                       10286                  10645                  10873
                       10273                  10704                  10968
                       10272                  10743                  10972
                       10432                  10911                  11118
                       10522                  10996                  11217
                       10512                  10985                  11206
                       10668                  11163                  11342
                       10823                  11324                  11492
                       10995                  11494                  11641
                       11110                  11604                  11746
                       11121                  11620                  11779

12/31/91               11365                  11860                  12032
                       11325                  11794                  12059
                       11353                  11838                  12063
                       11319                  11876                  12067
                       11392                  12002                  12175
                       11583                  12177                  12318
                       11817                  12429                  12525
                       12224                  12884                  12900
                       12047                  12688                  12774
                       12088                  12726                  12858
                       11870                  12515                  12732
                       12141                  12822                  12960

12/31/92               12258                  12986                  13092
                       12452                  13146                  13244
                       12929                  13666                  13723
                       12823                  13527                  13578
                       12920                  13675                  13715
                       12949                  13771                  13792
                       13164                  14003                  14023
                       13168                  13998                  14041
                       13395                  14304                  14333
                       13549                  14462                  14496
                       13573                  14490                  14524
                       13450                  14328                  14396

12/31/93               13732                  14628                  14700
                       13866                  14783                  14867
                       13524                  14412                  14482
                       12911                  13764                  13893
                       12935                  13778                  14011
                       13044                  13913                  14133
                       12886                  13815                  14051
                       13143                  14058                  14308
                       13204                  14105                  14352
                       12945                  13834                  14141
                       12698                  13532                  13890
                       12412                  13164                  13638

12/31/94               12707                  13529                  13938
                       13060                  13910                  14337
                       13440                  14358                  14754
                       13593                  14480                  14924
                       13605                  14498                  14942
                       14119                  14965                  15418
                       13925                  14764                  15284
                       13990                  14856                  15429
                       14174                  15024                  15625
                       14213                  15102                  15724
                       14529                  15346                  15952
                       14846                  15641                  16216

12/31/95               14980                  15802                  16372
                       15046                  15873                  16497
                       14859                  15740                  16384
                       14631                  15480                  16175
                       14563                  15415                  16129
                       14590                  15414                  16123
                       14754                  15577                  16299
                       14889                  15725                  16445
                       14844                  15687                  16442
                       15104                  15930                  16672
                       15240                  16090                  16861
                       15517                  16379                  17169

12/31/96               15430                  16296                  17097
                       15456                  16291                  17130
                       15608                  16437                  17287
                       15406                  16225                  17057
                       15532                  16367                  17201
                       15801                  16610                  17460
                       15985                  16778                  17647
                       16473                  17290                  18136
                       16267                  17089                  17965
                       16453                  17284                  18179
                       16568                  17386                  18296
                       16653                  17482                  18404

12/31/97               16914                  17760                  18672
                       17119                  17932                  18865
                       17086                  17925                  18870
                       17098                  17928                  18887
                       16997                  17787                  18802
                       17333                  18107                  19099
                       17398                  18176                  19174
                       17402                  18201                  19222
                       17728                  18505                  19520
                       17980                  18736                  19764
                       17957                  18663                  19763
                       18011                  18719                  19833

12/31/98               18080                  18757                  19882
                       18324                  18963                  20119
                       18164                  18855                  20030
                       18159                  18853                  20058
                       18201                  18895                  20108
                       18024                  18742                  19992
                       17705                  18419                  19704
                       17750                  18438                  19775
                       17591                  18194                  19617
                       17589                  18129                  19625
                       17310                  17830                  19413
                       17558                  18015                  19618

12/31/99               17405                  17839                  19471


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NEW YORK TAX FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 1999

MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.3%
--------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS--8.6%
--------------------------------------------------------------------------------
A3       New York City, NY,
         Series A,
         6.25% due 8/01/12                     $ 3,200             $ 3,359,904
A3       New York City, NY,
         Series B, Unrefunded,
         6.375% due 8/15/11                      1,185               1,253,114
A3       New York City, NY,
         Series F,
         5.25% due 8/01/17                       7,000               6,356,560
A3       New York City, NY,
         Series F,
         6.00% due 8/01/12                       2,000               2,066,140
A3       New York City, NY,
         Series F, Prerefunded,
         7.65% due 2/01/06                       2,700               2,896,614
Aaa      New York City, NY,
         Series F, Prerefunded,
         8.40% due 11/15/06                      1,825               1,976,767
A2       New York State,
         5.25% due 9/15/13                       2,500               2,403,000
                                                                    ----------
                                                                    20,312,099
                                                                    ----------

HEALTHCARE--7.5%
--------------------------------------------------------------------------------
Aaa      New York State
         Dormitory Authority, Hospital,
         5.10% due 2/15/12                       5,000               4,786,200
Aaa      New York State
         Dormitory Authority,
         North Shore University,
         5.50% due 11/01/12                      2,485               2,505,278
Aaa      New York State
         Dormitory Authority,
         North Shore University,
         5.50% due 11/01/14                      4,000               3,955,760
Aaa      New York State
         Dormitory Authority,
         Presbyterian Hospital,
         5.50% due 2/01/10                       4,835               4,894,471
Aaa      New York State
         Dormitory Authority,
         Sloan Kettering Hospital,
         5.50% due 7/01/17                       1,600               1,545,968
                                                                    ----------
                                                                    17,687,677
                                                                    ----------

HOUSING REVENUE--9.9%
--------------------------------------------------------------------------------
Aaa      New York State
         Housing Finance Agency, ETM,
         5.25% due 9/15/12                     $ 2,000             $ 1,912,320
Aaa      New York State
         Housing Finance Agency, ETM,
         5.875% due 9/15/14                      4,000               4,002,480
Aaa      New York State
         Housing Finance Agency, ETM,
         7.90% due 11/01/06                      5,750               6,442,300
Aa       New York State
         Mortgage Agency
         Revenue, AMT,
         5.35% due 10/01/18                      3,200               2,950,624
Aa       New York State
         Mortgage Agency
         Revenue, AMT,
         5.45% due 4/01/18                       1,735               1,646,463
Aa       New York State
         Mortgage Agency
         Revenue, AMT,
         7.25% due 10/01/07                      6,075               6,308,462
                                                                    ----------
                                                                    23,262,649
                                                                    ----------

POWER REVENUE--3.4%
--------------------------------------------------------------------------------
Aaa      Long Island Power
         Authority, NY,
         5.50% due 12/01/12                      4,220               4,250,806
Aaa      Puerto Rico Electric
         Power
         Authority,
         5.25% due 7/01/21                       1,000                 901,170
Aaa      Puerto Rico Electric
         Power
         Authority,
         6.00% due 7/01/14                       2,750               2,840,805
                                                                    ----------
                                                                     7,992,781
                                                                    ----------

SALES TAX REVENUE--2.2%
--------------------------------------------------------------------------------
Aa3      New York City
         Transitional, NY,
         Series A,
         6.00% due 8/15/15                       5,000               5,091,750
                                                                    ----------

STATE AGENCIES--23.8%
--------------------------------------------------------------------------------
Aaa      New York State
         Dormitory Authority,
         City University,
         5.60% due 7/01/10                      10,550              10,693,902

CITIFUNDS NEW YORK TAX FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
Aaa      New York State
         Dormitory Authority,
         City University,
         5.75% due 7/01/18                     $ 3,000            $  2,979,750
Baa1     New York State
         Dormitory Authority,
         Court Facilities,
         5.25% due 5/15/21                       1,000                 874,370
A3       New York State
         Dormitory Authority,
         Mental Health Services,
         6.50% due 2/15/11                       1,610               1,742,406
Aaa      New York State
         Dormitory Authority,
         New York University,
         5.75% due 7/01/27                       6,300               6,122,151
Aaa      New York State
         Dormitory Authority,
         Saint Joseph's Hospital,
         5.25% due 7/01/18                       2,000               1,815,100
A3       New York State
         Dormitory Authority,
         State University,
         5.25% due 5/15/13                       2,030               1,947,054
Aaa      New York State
         Dormitory Authority,
         State University,
         5.25% due 5/15/14                       3,000               2,829,300
A3       New York State
         Dormitory Authority,
         State University,
         5.40% due 5/15/23                       1,690               1,493,842
A3       New York State Local
         Government Assistance,
         Series A,
         5.25% due 4/01/19                       4,000               3,580,160
A3       New York State Local
         Government Assistance,
         Series A,
         5.375% due 4/01/12                      2,475               2,445,325
A3       New York State
         Local Government
         Assistance, Series E,
         6.00% due 4/01/14                       2,000               2,073,700
Baa1     New York State
         Urban Development
         Authority, Correc-
         tional Cap,
         5.25% due 1/01/13                       1,500               1,434,660
Baa1     New York State
         Urban Development
         Authority, Correc-
         tional Cap,
         5.75% due 1/01/13                     $14,500             $14,574,675
Baa1     New York State Urban
         Development Authority,
         Youth Facilities,
         5.875% due 4/01/09                      1,245               1,284,491
                                                                   -----------
                                                                    55,890,886
                                                                   -----------

TRANSPORTATION REVENUE--27.8%
--------------------------------------------------------------------------------
Baa1     Metropolitan Transportation
         Authority, NY,
         5.50% due 7/01/12                       2,380               2,356,700
Baa1     Metropolitan Transportation
         Authority, NY,
         5.75% due 7/01/13                       1,000               1,011,230
Baa1     Metropolitan Transportation
         Authority, NY, Series O,
         5.75% due 7/01/13                       3,000               3,033,690
Aaa      Metropolitan Transportation
         Authority, NY, Series Q,
         5.125% due 7/01/13                      2,555               2,411,102
Aaa      Metropolitan Transportation
         Authority, NY,
         5.125% due 7/01/17                      2,300               2,074,623
Baa1     Metropolitan Transportation
         Authority, NY,
         5.625% due 7/01/25                      1,940               1,816,829
Aaa      New York City Transportation
         Authority,
         5.625% due 1/01/14                      2,500               2,474,950
Aaa      New York State Thruway
         Authority,
         6.00% due 4/01/11                       2,580               2,666,533
Aaa      New York State Thruway
         Authority, Series A,
         5.125% due 4/01/12                      2,000               1,918,180

CITIFUNDS NEW YORK TAX FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
Aaa      New York State
         Thruway Authority,
         Series B, 5.25% due 4/01/14           $ 3,000             $ 2,874,930
Aaa      New York State
         Thruway Authority,
         Series C, 5.25% due 4/01/15             2,070               1,959,648
Aaa      New York State
         Thruway Authority,
         Series E, 5.25% due 1/01/12             2,000               1,958,220
Aaa      New York State
         Thruway Authority,
         Series E, 5.25% due 1/01/13             9,500               9,187,450
Aaa      New York State
         Thruway Authority,
         Series E, 5.25% due 1/01/15             4,550               4,292,925
Baa1     New York State
         Thruway Authority,
         Local Highway,
         6.00% due 4/01/07                       2,000               2,089,180
Baa1     New York State
         Thruway Authority,
         Local Highway, Series A,
         5.25% due 4/01/12                       6,000               5,903,820
Baa1     New York State
         Thruway Authority,
         Local Highway, Series B,
         5.25% due 4/01/12                       8,135               7,701,323
Baa1     New York State
         Thruway Authority,
         Local Highway, Series B,
         5.375% due 4/01/13                      6,570               6,414,488
Aaa      Puerto Rico Commonwealth
         Highway Authority,
         5.50% due 7/01/15                       1,000                 990,750
Aaa      Puerto Rico Commonwealth
         Highway Authority,
         6.25% due 7/01/14                       2,000               2,150,520
                                                                   -----------
                                                                    65,287,091
                                                                   -----------

WATER AND SEWER REVENUE--7.2%
--------------------------------------------------------------------------------
Aa       New York State
         Environmental Facilities,
         7.00% due 6/15/12                       3,250               3,424,655
Aa       New York State
         Environmental Facilities,
         7.50% due 6/15/12                     $ 3,000             $ 3,098,340
A1       New York State
         Environmental Facilities,
         5.25% due 6/15/13                       5,000               4,822,300
A1       New York State
         Environmental Facilities,
         5.25% due 6/15/14                       3,500               3,329,725
A1       New York State
         Environmental Facilities,
         7.125% due 7/01/12                      2,100               2,162,055
                                                                   -----------
                                                                    16,837,075
                                                                   -----------

OTHER REVENUE--7.9%
--------------------------------------------------------------------------------
N/R      New York City
         Housing Development Corp.
         6.10% due 11/01/19                      1,645               1,647,402
N/R      New York City Industrial
         Development Agency,
         College Mount Saint Vincent
         7.00% due 5/01/08                         755                 788,915
A1       New York City Industrial
         Development Agency,
         Terminal Group One, AMT,
         6.125% due 1/01/24                      5,000               4,856,350
N/R      Port Authority of New York
         and New Jersey,
         Special Obligation,
         6.75% due 10/01/19                     11,250              11,322,113
                                                                   -----------
                                                                    18,614,780
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (Identified Cost
  $240,113,984)                                                    230,976,788
                                                                   -----------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST--2.00%
--------------------------------------------------------------------------------
Aaa      Long Island Power
         Authority, NY,
         4.70% due 5/01/33                       1,600               1,600,000
A3       New York City, NY,
         4.75% due 8/01/20                       3,100               3,100,000
                                                                   -----------
TOTAL VARIABLE RATE
  DEMAND NOTES
  AT AMORTIZED COST                                                  4,700,000
                                                                   -----------

CITIFUNDS NEW YORK TAX FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Identified Cost                            100.3%              $235,676,788
  $244,813,984)
OTHER ASSETS,
  LESS LIABILITIES                             (0.3)                  (819,345)
                                              -----               ------------
NET ASSETS                                    100.0%            $234,857,443
                                              -----               ------------


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

ETM -- Escrow to Maturity for timely payment of principal.

AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
==============================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $244,813,984)  $ 235,676,788
Cash                                                                   176,181
Interest receivable                                                  4,476,269
Receivable for shares of beneficial interest sold                       64,442
------------------------------------------------------------------------------
  Total assets                                                     240,393,680
------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                3,300,478
Payable for investments purchased                                    1,652,805
Dividends payable                                                      340,812
Payable to affiliate-- Management fees (Note 2)                         86,108
Accrued expenses and other liabilities                                 156,034
------------------------------------------------------------------------------
  Total liabilities                                                  5,536,237
------------------------------------------------------------------------------
NET ASSETS                                                       $ 234,857,443
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 253,614,589
Accumulated net realized loss on investments
  and futures transactions                                         (10,499,900)
Unrealized depreciation of investments                              (9,137,196)
Undistributed net investment income                                    879,950
------------------------------------------------------------------------------
  Total                                                          $ 234,857,443
==============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($224,144,186/20,772,950
  shares outstanding)                                                   $10.79
Offering Price per share ($10.79 / 0.955)                               $11.30*
==============================================================================
CLASS B SHARES:
Net Asset Value and offering price per share
  ($10,713,257/993,397 shares outstanding)                              $10.78**
==============================================================================

*  Based upon single purchases of less than $25,000

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Interest                                                            $ 18,355,512
EXPENSES:
Management fees (Note 2)                              $ 2,653,050
Service Fees Class A (Note 3)                             862,089
Service Fees Class B (Note 3)                              66,782
Custody and fund accounting fees                          148,534
Registration fees                                          97,209
Transfer agent fees                                        50,364
Legal fees                                                 49,609
Shareholder reports                                        44,388
Audit fees                                                 32,865
Trustee fees                                               32,500
Miscellaneous                                              38,881
--------------------------------------------------------------------------------
  Total expenses                                        4,076,271
Less aggregate amounts waived by Manager (Note 2)      (1,196,903)
Less fees paid indirectly (Note 1F)                        (4,250)
--------------------------------------------------------------------------------
Net expenses                                                           2,875,118
--------------------------------------------------------------------------------
Net investment income                                                 15,480,394
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from investment transactions                       (5,635,910)
Net realized loss on futures transactions                               (41,700)
Unrealized depreciation                                             (22,044,739)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                     (27,722,349)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(12,241,955)
================================================================================


See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED DECEMBER 31,
                                                  ------------------------------
                                                      1999             1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $ 15,480,394     $  9,430,083
Net realized gain (loss) from investments
  and futures transactions                          (5,677,610)         290,419
Unrealized appreciation (depreciation)
  of investments                                   (22,044,739)       6,020,732
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (12,241,955)      15,741,234
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                    (14,326,411)      (9,457,025)
Net investment income (Class B)                       (335,151)              --
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                  (14,661,562)      (9,457,025)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                    34,112,225      438,461,762
Net asset value of shares issued to
  shareholders from reinvestment of dividends       14,423,120        8,905,232
Cost of shares repurchased                        (257,931,562)     (70,037,469)
--------------------------------------------------------------------------------
  Total Class A                                   (209,396,217)     377,329,525
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                    13,958,726               --
Net asset value of shares issued to
  shareholders from reinvestment of dividends          268,729               --
Cost of shares repurchased                          (2,661,645)              --
--------------------------------------------------------------------------------
  Total Class B                                     11,565,810               --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                             (197,830,407)     377,329,525
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (224,733,924)     383,613,734
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                459,591,367       75,977,633
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $879,950 and
  $61,118, respectively)                          $234,857,443     $459,591,367
================================================================================

*  January 4, 1999 (Commencement of Operations) to December 31, 1999.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                           ------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------
                                               1999        1998       1997       1996       1995
=================================================================================================
Net Asset Value, beginning of period       $  11.69    $  11.42    $ 10.98    $ 11.25    $ 10.09
-------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                         0.514       0.487      0.594      0.585      0.607
Net realized and unrealized gain (loss)
  on investments                             (0.940)      0.282      0.431     (0.267)     1.153
                                                                                         -------
-------------------------------------------------------------------------------------------------
    Total from operations                    (0.426)      0.769      1.025      0.318      1.760
-------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                        (0.474)     (0.499)    (0.585)    (0.588)    (0.600)
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $  10.79    $  11.69    $ 11.42    $ 10.98    $ 11.25
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)  $224,144    $459,591    $75,978    $82,182    $90,264
Ratio of expenses to average net assets        0.80%       0.80%      0.80%      0.80%      0.80%
Ratio of net investment income
to average net assets                          4.40%       4.24%      5.31%      5.34%      5.62%
Portfolio turnover                               30%         17%        16%        47%        98%
Total return (A)                              (3.73)%      6.89%      9.62%      3.01%     17.89%

Note: If Agents of the Fund, had not  voluntarily  agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly for the years ended after December 31, 1994, the net investment income per share and the ratios would have been as follows:

Net investment income per share            $  0.465    $  0.454    $ 0.540    $ 0.534    $ 0.555
RATIOS:
Expenses to average net assets                 1.13%       1.09%      1.28%      1.27%      1.27%
Net investment income to average net assets    4.07%       3.95%      4.83%      4.87%      5.15%
=================================================================================================

(A) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)


                                                                    CLASS B
                                                               -----------------
                                                                FOR THE PERIOD
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               DECEMBER 31, 1999
================================================================================
Net Asset Value, beginning of period                                $ 11.69
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                 0.412
Net realized and unrealized gain (loss) on investments               (0.923)
--------------------------------------------------------------------------------
  Total from operations                                              (0.511)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                (0.399)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                      $ 10.78
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $10,713
Ratio of expenses to average net assets                                1.30%*
Ratio of net investment income to average net assets                   3.90%*
Portfolio turnover                                                       30%
Total return                                                          (4.45)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                      $0.375
RATIOS:
Expenses to average net assets                                         1.63%*
Net investment income to average net assets                            3.57%*
================================================================================

*  Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's sub-administrator and distributor.

      The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended December 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors of $26,004 from sales of Class A shares and $71,020 in deferred sales charges from redemptions of Class B shares.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

      A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

      C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $9,528,555, $4,822,290 which will expire on December 31, 2002 and $4,706,265 which will expire on December 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

      D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

      E. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

      F. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

      G. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

      H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

      Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc.

      The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $2,653,050 of which $1,196,903 was voluntarily waived for the year ended December 31, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


amounted to $862,089 for the year ended December 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $66,782 for the period ended December 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$104,143,465 and $271,321,156, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                         Year Ended December 31,
                                               ---------------------------------
                                                    1999              1998
================================================================================
CLASS A
Shares sold                                        2,954,505        37,973,237
Shares reinvested                                  1,274,608           771,454
Shares repurchased                                (22,787,364)      (6,064,886)
--------------------------------------------------------------------------------
Class A net increase (decrease)                   (18,558,251)      32,679,805
================================================================================
CLASS B*
Shares sold                                        1,207,708                --
Shares reinvested                                     24,156                --
Shares repurchased                                  (238,467)               --
--------------------------------------------------------------------------------
Class B net increase                                 993,397                --
================================================================================

*  January 4, 1999 (Commencement of Operations) to December 31, 1999.

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $245,785,329
================================================================================
Gross unrealized appreciation                                      $  1,941,694
Gross unrealized depreciation                                       (12,050,235)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(10,108,541)
================================================================================

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1999, the commitment fee allocated to the Fund was $988. Since the line of credit was established there have been no borrowings.

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds New York Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years and the period then ended, and the financial highlights for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly in all material respects, the financial position of CitiFunds New York Tax Free Income Portfolio at December 31, 1999, the results of its operation, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 8, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF THE INVESTMENT MANAGER
***TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                                       THE CITIFUNDS FAMILY

            LARGE CAP STOCKS
          o CitiFunds Growth & Income Portfolio
          o CitiFunds Large Cap Growth Portfolio

            SMALL CAP STOCKS
          o CitiFunds Small Cap Value Portfolio
          o CitiFunds Small Cap Growth Portfolio

            INTERNATIONAL STOCKS
          o CitiFunds International Growth & Income Portfolio
          o CitiFunds International Growth Portfolio

            GROWTH WITH INCOME
          o CitiFunds Balanced Portfolio

            BONDS
          o CitiFunds Short-Term U.S. Government Income Portfolio
          o CitiFunds Intermediate Income Portfolio
          o CitiFunds National Tax Free Income Portfolio
          o CitiFunds California Tax Free Income Portfolio
          o CitiFunds New York Tax Free Income Portfolio

            MONEY MARKETS
          o CitiFunds Cash Reserves
          o CitiFunds U.S. Treasury Reserves
          o CitiFunds Tax Free Reserves
          o CitiFunds California Tax Free  Reserves
          o CitiFunds Connecticut Tax Free Reserves
          o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds New York Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds New York Tax Free Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds New York Tax Free Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Investments in non-U.S. securities and small company stocks are subject to additional risks.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(C)2000 Citicorp    [Recycle Logo] Printed on recycled paper        CFA/NYI/1299

                                             Annual Report o December 31, 1999

CITIFUNDS(SM)
-------------


         NATIONAL TAX FREE
         INCOME PORTFOLIO



-----------------------------------------------
                                      B O N D S




              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO


Letter to Our Shareholders                                                   1
--------------------------------------------------------------------------------
PORTFOLIO ENVIRONMENT AND OUTLOOK                                            2
--------------------------------------------------------------------------------
FUND FACTS                                                                   4
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                                         4
--------------------------------------------------------------------------------
FUND PERFORMANCE                                                             5
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                     6
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                          9
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                     10
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                          11
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                        12
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                               14
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                                18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

      The national municipal bond market faced a challenging year in 1999. Faster-than-expected economic growth in the United States coupled with global economic recovery contributed to higher interest rates and eroded prices of most municipal securities. Moreover, adverse supply-and-demand factors, including a lack of demand from institutional and corporate buyers, offset the positive effects generally accompanied by a reduced supply of municipal bonds. Despite these challenging conditions, municipal bonds ended the year providing attractive yields on an after-tax basis when contrasted with comparable taxable investments.

      Throughout the reporting period, the Fund's management team continued to manage CitiFunds(SM) National Tax Free Income Portfolio by seeking to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment.

      This report reviews the Fund's investment activities and performance for the year ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for the tax-exempt bond market.

      Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
January 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

      AFTER SEVERAL YEARS OF GENERATING STRONG RETURNS, THE MUNICIPAL BOND MARKET DECLINED OVER THE PAST YEAR. While positive economic and market conditions in the U.S. continued in 1999--including strong economic growth, low inflation, robust consumer spending and rising demand for exports--many investors became increasingly concerned that inflationary pressures might resurface. To ward off any potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates three times during 1999.

      These economic conditions are a stark contrast to those that existed just before the reporting period began. In November 1998, the Fed completed a series of interest rate cuts intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis. Also, the Fed wanted to help insulate the U.S. economy from the adverse effects of any global economic slowdown. The Fed's strategy was apparently successful because many overseas economies began to recover in 1999 and the U.S. economy continued its strong growth.

      A GROWING GLOBAL ECONOMY RAISED INFLATION CONCERNS AMONG BOND INVESTORS. Uncertainty regarding the direction and magnitude of interest rates created higher levels of volatility early in the year. When it became clear that the U.S. and international economies were continuing to grow strongly, the Fed signaled its intention to raise short-term interest rates to fight inflation before it became a problem.

      HIGHER INTEREST RATES ADVERSELY AFFECTED THE PRICES OF BOTH TAXABLE AND TAX-EXEMPT SECURITIES. The tax-exempt bond market, however, was also negatively affected by unique supply-and-demand factors. Although demand for municipal bonds remained strong among many individual investors, most institutions and corporations did not invest in the municipal market as much as they had in previous years. In Fund management's view, this is due largely to underwriting losses that reduced the need for the tax advantages provided by municipal bonds. Despite the potentially positive effects of a 20% reduction in the issuance of municipal bonds in 1999 compared to 1998, the lack of institutional demand caused municipal bond prices to further decline.

      During the period, the investment team generally maintained the Fund's average duration (i.e., a measure of sensitivity to changing interest rates) in the neutral range during the first half of 1999 and toward the short end of the neutral range during the second half. By reducing the Fund's average duration, management was able to have more cash available for the purchase of higher yielding securities as they became available.

      FOR THOSE NEW PURCHASES, THE FUND'S MANAGEMENT TEAM FOUND ATTRACTIVE OPPORTUNITIES PRIMARILY AMONG INTERMEDIATE-TERM BONDS SELLING AT A MODEST PREMIUM TO FACE VALUE. In their view, bonds in the 10- to 15-year maturity range provided highly competitive returns at relatively low levels of price risk as compared to the 20-30 year sector. More importantly, premium coupon bonds tend to have a level of price volatility that is lower than discount or par coupon. The Fund's management focused primarily on bonds with very good credit ratings in order to maintain the Fund's liquidity.

      LOOKING AHEAD, MANAGEMENT BELIEVES THAT MUNICIPAL BONDS SHOULD DELIVER BETTER RETURNS IN 2000 AS SUPPLY-AND-DEMAND FORCES RETURN TO A MORE FAVORABLE BALANCE. In addition, municipal bonds ended 1999 providing more than 90% of the yield of comparable U.S. Treasuries, making tax-exempt bonds relatively attractive values. And while no guarantees can be given, if the U.S. economy begins to moderate and inflation remains low over the next several months, the municipal bond market may rally.

FUND FACTS


FUND OBJECTIVE

To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders' investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.


INVESTMENT MANAGER                     DIVIDENDS
Citibank, N.A.                         Declared daily, paid monthly, if any


COMMENCEMENT OF OPERATIONS             CAPITAL GAINS
August 17, 1995                        Distributed semi-annually, if any


NET ASSETS AS OF 12/31/99              BENCHMARKS
Class A Shares                         o Lipper General Municipal
$106.5 million                           Bond Funds Average
Class B Shares                         o Lehman Brothers Municipal 4 Years Plus
$7.0 million                             Bond Index*


* The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.
+ A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.


PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 1999


                               [PIE CHART OMITTED]



                         Transportation Revenue.....  36%
                         General Obligation Bonds...  14%
                         Housing ...................  12%
                         Water/Sewer Revenue........  11%
                         Education..................   9%
                         Healthcare.................   7%
                         State Agencies.............   7%
                         Power Revenue..............   3%
                         Miscellaneous..............   1%

FUND PERFORMANCE

TOTAL RETURNS

                                                                      SINCE
                                                         ONE         8/17/95
ALL PERIODS ENDING DECEMBER 31, 1999                     YEAR      (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds National Tax Free Income Portfolio (Class A)
  without sales charge                                 (3.86)%        6.34%
Lipper General Municipal Bond Funds Average            (4.63)%        3.51%+
Lehman Brothers Municipal 4 Years Plus Bond Index      (2.92)%        5.25%+
CitiFunds National Tax Free Income Portfolio (Class A)
  with a maximum sales charge of 4.50%                 (8.19)%        5.23%
CitiFunds National Tax Free Income Portfolio (Class B)
  without deferred sales charge                          --          (4.49)%#**
Lipper General Municipal Bond Funds Average              --          (4.63)%++
Lehman Brothers Municipal 4 Years Plus Bond Index        --          (2.92)%++
CitiFunds National Tax Free Income Portfolio (Class B)
  with a maximum deferred sales charge of 4.50%          --          (8.79)%#**

 *    Average Annual Total Return
**    Not Annualized
 +    From 8/31/95
++    From 12/31/98
 #    Commencement of Operations 1/4/99

30-Day SEC Yield Class A   4.66%     Income Dividends Per Share Class A  $0.450
30-Day SEC Yield Class B   4.14%     Income Dividends Per Share Class B  $0.377


GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON INCEPTION DATE WOULD HAVE GROWN TO $12,499, INCLUDING THE MAXIMUM SALES CHARGE (AS OF 12/31/99). THE GRAPH SHOWS HOW THIS COMPARES TO ITS BENCHMARK OVER THE SAME PERIOD.


                              [PIE CHART OMITTED]


                     CITIFUNDS              LIPPER             LEHMAN BROTHERS
                  NATIONAL TAX FREE     GENERAL MUNICIPAL     MUNICIPAL 4 YEARS
                  INCOME PORTFOLIO        BOND FUNDS           PLUS BOND INDEX
DATE                 (CLASS A)              AVERAGE              (UNMANAGED)
--------------------------------------------------------------------------------
8/17/95                9550

8/31/95                9731                 10000                  10000

9/30/95                9786                 10059                  10065

10/31/95               9986                 10215                  10223

11/30/95              10158                 10412                  10405

12/31/95              10260                 10529                  10513

1/31/96               10352                 10580                  10593

2/29/96               10230                 10497                  10514

3/31/96               10019                 10329                  10366

4/30/96                9965                 10280                  10332

5/31/96                9930                 10284                  10326

6/30/96               10075                 10381                  10444

7/31/96               10190                 10472                  10544

8/31/96               10164                 10466                  10539

9/30/96               10330                 10617                  10696

10/31/96              10447                 10732                  10824

11/30/96              10656                 10920                  11034

12/31/96              10600                 10873                  10981

1/31/97               10625                 10873                  10998

2/28/97               10723                 10968                  11106

3/31/97               10573                 10825                  10945

4/30/97               10682                 10914                  11042

5/31/97               10844                 11070                  11219

6/30/97               11027                 11194                  11346

7/31/97               11432                 11530                  11687

8/31/97               11300                 11394                  11564

9/30/97               11475                 11254                  11710

10/31/97              11534                 11324                  11788

11/30/97              11593                 11389                  11862

12/31/97              11814                 11570                  12051

1/31/98               11992                 11679                  12183

2/28/98               11986                 11672                  12183

3/31/98               12068                 11674                  12192

4/30/98               12041                 11602                  12129

5/31/98               12277                 11790                  12337

6/30/98               12371                 11829                  12386

7/31/98               12388                 11846                  12415

8/31/98               12627                 12030                  12622

9/30/98               12879                 12173                  12795

10/31/98              12885                 12128                  12782

11/30/98              12936                 12164                  12829

12/31/98              13001                 12185                  12861

1/31/99               13202                 12321                  13024

2/28/99               13071                 12242                  12951

3/31/99               13067                 12243                  12970

4/30/99               13096                 12271                  13001

5/31/99               12965                 12174                  12911

6/30/99               12728                 11962                  12698

7/31/99               12758                 11980                  12742

8/31/99               12637                 11830                  12622

9/30/99               12621                 11798                  12618

10/31/99              12436                 11617                  12448

11/30/99              12603                 11732                  12600

12/31/99              12499                 11614                  12486




The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS--101.3%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS--14.0%
--------------------------------------------------------------------------------
Aaa       Georgia  State,
              5.75% due 9/01/11                   $2,510            $2,620,415
Aaa       Georgia State,
              5.80% due 11/01/16                    1,605            1,627,277
Aaa       Jefferson County, CO,
              School District,
              5.50% due 12/15/13                    1,500            1,494,165
Aaa       Johnson County, KS,
              School District,
              5.25% due 9/01/12                     1,250            1,216,125
Aaa       Los Angeles, CA, Union
              School District,
              5.50% due 7/01/17                     1,000              969,430
A3        New York, New York,
              5.25% due 3/15/13                     1,225            1,167,695
Aaa       North Slope Boro,
              Alaska, Zero
              Coupon 6/30/09                        1,500              904,845
Aaa       Pomona, CA, Union
              School District,
              6.50% due 8/01/19                     1,475            1,563,603
Aaa       St. Louis, MO,
              5.50% due 4/01/11                     2,500            2,537,475
Aaa       Umatilla County, Oregon,
              School District,
              5.375% due 6/15/12                    1,810            1,796,172
                                                                   -----------
                                                                    15,897,202
                                                                   -----------

EDUCATION--8.6%
-------------------------------------------------------------------------------
Aaa       Illinois Educational Facility
              Authority Revenue,
              5.80% due 8/15/16                     1,500            1,454,820
Aaa       New Hampshire Higher
              Education Authority,
              5.55% due 6/01/23                     2,500            2,347,400
Aa        Private Colleges and
              Universities Authority,
              5.75% due 11/01/14                    2,035            2,051,117
Aa1       University of Texas
              Revenue,
              5.375% due 8/15/17                    3,000            2,819,340
Aa1       University of Texas
              Revenue,
              5.75% due 8/15/15                     1,045            1,041,729
                                                                   -----------
                                                                     9,714,406
                                                                   -----------

HEALTHCARE-- 7.0%
--------------------------------------------------------------------------------
Aaa       Harris County, Texas,
              Health Facility
              Development
              5.75% due 7/01/13                    $1,750           $1,714,668
Aa        Indiana Hospital
              Facilities Authority,
              5.50% due 2/15/11                     2,000            1,943,260
Aaa       Michigan State,
              Hospital Facilities
              Authority,
              5.50% due 11/15/07                    3,000            3,032,190
Baa1      Montgomery County,
              OH, Hospital
              Revenue,
              6.75% due 4/01/18                     1,250            1,204,225
                                                                   -----------
                                                                     7,894,343
                                                                   -----------

HOUSING--12.1%
--------------------------------------------------------------------------------
Aa2       Connecticut  State
              Housing and Finance
              Corp.,
              5.95% due 5/15/17                     2,000            2,008,980
Aa2       Connecticut  State
              Housing and Finance
              Corp.,
              5.65% due 11/15/10                    2,785            2,827,137
Aa        Georgia State Housing
              and Finance Corp.,
              4.65% due 12/01/20                    1,440            1,396,541
Aaa       New Jersey State
              Housing Finance
              Authority,
              4.75% due 10/01/17                    1,195            1,172,164
Aa2       New York State,
              Mortgage Agency
              Revenue,
              5.15% due 4/01/17                     2,000            1,981,940
Aaa       Ohio Housing Finance
              Agency, AMT,
              4.65% due 9/01/20                     3,430            3,357,010
Aaa       Tennessee Housing
              Development
              Authority, Zero
              Coupon 1/01/07                        1,500            1,018,275
                                                                   -----------
                                                                    13,762,047
                                                                   -----------

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
POWER REVENUE--2.9%
--------------------------------------------------------------------------------
Aaa       Puerto Rico Electrical
              and Public Power
              Authority,
              5.25% due 7/01/14                    $1,300           $1,256,489
Aaa       Sikeston, MO, Electrical
              Revenue,
              6.00% due 6/01/14                     2,000            2,082,280
                                                                   -----------
                                                                     3,338,769
                                                                   -----------

STATE AGENCIES-- 7.3%
--------------------------------------------------------------------------------
Baa1      New York State,
              Dormitory Authority,
              5.375% due 7/01/14                    1,000              957,770
A3        New York State,
              Dormitory Authority,
              5.625% due 5/15/13                    3,020            2,973,824
Baa1      New York State Urban
              Development Corp.,
              5.50% due 1/01/16                     1,500            1,413,270
Aaa       New York State Urban
              Development Corp.,
              5.75% due 1/01/13                     2,000            2,010,300
Aaa       Puerto Rico Public
              Financial Corp.,
              5.375% due 6/01/17                    1,000              968,650
                                                                   -----------
                                                                     8,323,814
                                                                   -----------

TRANSPORTATION REVENUE-- 36.2%
--------------------------------------------------------------------------------
Baa2      Alliance, Texas,  Airport
              Authority Inc.,
              6.375% due 4/01/21                    2,750            2,649,157
Baa1      Dallas, Fort Worth Texas,
              International Airport
              Revenue,
              6.00% due 11/01/14                    2,000            1,955,700
Baa       Denver, Colorado,
              City & County Airport
              Revenue,
              7.75% due 11/15/21                    2,000            2,114,540
Aaa       Hawaii State Airports
              Systems Revenue,
              5.75% due 7/01/09                     2,250            2,312,415
Baa3      Kenton County,
              Kentucky, Airport
              Authority,
              6.125% due 2/01/22                    1,075              994,913
Baa3      Kenton County,
              Kentucky, Airport
              Authority,
              7.125% due 2/01/21                    1,000            1,042,430
Aaa       Massachusetts Bay
              Transportation
              Authority,
              5.50% due 3/01/13                    $2,685           $2,694,773
Aaa       Massachusetts Bay
              Transportation
              Authority,
              5.50% due 3/01/14                     5,000            4,975,300
Aaa       Massachusetts Bay
              Transportation
              Authority,
              5.50% due 3/01/15                     2,500            2,444,550
Aaa       Metropolitan Transit
              Authority, New York,
              5.25% due 4/01/14                     2,000            1,907,220
Aaa       New Jersey Economic
              Development
              Authority,
              5.75% due 5/01/11                     1,000            1,039,590
Aaa       New Jersey Economic
              Development
              Authority,
              5.75% due 5/01/13                     3,000            3,049,500
A3        New York, NY, City
              Industrial Development
              Agencies,
              6.00% due 1/01/07                     2,000            2,056,580
Aaa       New York State Highway
              Authority Service,
              5.25% due 4/01/15                     1,750            1,656,708
Aaa       New York State Highway
              Authority Service,
              5.375% due 4/01/13                    2,000            1,952,660
Aaa       New York State Highway
              Authority Service,
              5.375% due 4/01/16                    2,180            2,074,379
Baa3      Port Authority of New
              York and New Jersey,
              6.95% due 6/01/08                     2,000            2,093,020
Aaa       Regional Transportation
              Authority of Illinois,
              5.75% due 6/01/14                     2,010            2,033,456
Aaa       Regional Transportation
              Authority of Illinois,
              5.75% due 6/01/15                     2,000            2,008,000
                                                                   -----------
                                                                    41,054,891
                                                                   -----------

WATER AND SEWER REVENUE-- 10.7%
--------------------------------------------------------------------------------
Baa1      Ashland, KY, Pollution
              Control Revenue,
              5.70% due 11/01/09                    1,500            1,477,740

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)                          DECEMBER 31, 1999

MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSUER               (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
Aaa       Atlanta, Georgia,
              Waterworks and
              Sewer System,
              5.50% due 11/01/14                   $2,000         $  1,983,840
Aa2       Charlotte, NC,
              Waterworks and Sewer
              System Revenue,
              5.75% due 6/01/17                     2,000            1,995,519
Aaa       Lower Colorado River
              Authority, Texas,
              Revenue,
              5.75% due 4/15/12                     1,550            1,580,179
Aaa       Lower Colorado River
              Authority, Texas,
              Revenue,
              6.00% due 5/15/13                     3,000            3,064,740
Aaa       Richmond, CA,
              Wastewater Revenue,
              5.375% due 8/01/12                    1,965            2,014,498
                                                                  ------------
                                                                    12,116,516
                                                                  ------------

MISCELLANEOUS--2.5%
--------------------------------------------------------------------------------
Aaa       Brazos River, Texas,
              Authority Revenue,
              4.90% due 10/01/15                    2,000            1,785,260
Aa2       Lower Neches Valley
              Authority, Texas, Oil
              Refining Project,
              6.35% due 4/01/26                     1,000            1,004,960
                                                                  ------------
                                                                     2,790,220
                                                                  ------------

TOTAL MUNICIPAL BONDS
    (Identified Cost
    $119,083,873)                                                 $114,892,208
                                                                  ------------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST-- 0.1%
--------------------------------------------------------------------------------
VMIG-1    Illinois Health Facility
              Authority Revenue,
              4.75% due 11/01/20                      100              100,000
                                                                  ------------

TOTAL INVESTMENTS
    (Identified Cost
    $119,183,873)                         101.4%                   114,992,208
OTHER ASSETS,
    LESS LIABILITIES                       (1.4)                    (1,590,183)
                                                                  ------------
NET ASSETS                                100.0%                  $113,402,025
                                                                  ============

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT -- Subject to Alternative Minimum Tax


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A)
  (Identified Cost, $119,183,873)                                $114,992,208
Cash                                                                  184,200
Receivable for shares of beneficial interest sold                     367,602
Interest receivable                                                 1,657,752
--------------------------------------------------------------------------------
Total assets                                                      117,201,762
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased               3,487,863
Dividends payable                                                     160,573
Payable to affiliates--Management fee (Note 2)                         31,603
Accrued expenses and other liabilities                                119,698
--------------------------------------------------------------------------------
Total liabilities                                                   3,799,737
--------------------------------------------------------------------------------
NET ASSETS                                                       $113,402,025
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $125,597,876
Unrealized depreciation of investments                             (4,191,665)
Accumulated net realized loss on investments                       (8,208,079)
Undistributed net investment income                                   203,893
--------------------------------------------------------------------------------
Total                                                            $113,402,025
================================================================================
COMPUTATION OF CLASS A SHARES:
Net Asset Value per share
  ($106,449,483/10,095,983 shares outstanding)                         $10.54
Offering Price per share ($10.54 / 0.955)                              $11.04*
================================================================================

CLASS B SHARES:
Net Asset Value and offering price per share
  ($6,952,542/659,929 shares outstanding)                              $10.54**
================================================================================

  * Based upon single purchases of less than $25,000.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME  (Note 1B):
Interest                                                            $9,330,291
EXPENSES:
Management fees (Note 2)                    $1,413,619
Service fees Class A (Note 3)                  455,060
Service fees Class B (Note 3)                   48,439
Custody and fund accounting fees               116,249
Registration fees                               71,054
Transfer agent fees                             41,388
Legal fees                                      40,894
Shareholder reports                             35,573
Audit fees                                      31,465
Trustee fees                                    16,429
Miscellaneous                                   16,729
--------------------------------------------------------------------------------
  Total expenses                            2,286,899
Less aggregate amounts waived by
  the Manager (Note 2)                       (728,722)
Less fees paid indirectly (Note 1E)            (4,880)
--------------------------------------------------------------------------------
  Net expenses                                                       1,553,297
--------------------------------------------------------------------------------
Net investment income                                                7,776,994
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions                        (8,208,079)
Unrealized depreciation                                             (5,867,827)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    (14,075,906)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(6,298,912)
================================================================================


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                                        1999           1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 7,776,994     $ 2,724,659
Net realized gain (loss)
  on investment transactions                         (8,208,079)        592,752
Unrealized appreciation (depreciation)
  of investments                                     (5,867,827)      1,540,941
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (6,298,912)      4,858,352
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)                      (7,347,895)     (2,720,230)
Net investment income (Class B)                        (231,920)            --
Net realized gains (Class A)                           (145,071)       (441,633)
Net realized gains (Class B)                             (6,581)            --
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                      (7,731,467)     (3,161,863)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 5):

CLASS A
Net proceeds from sale of shares                     31,526,984     275,004,330
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      7,492,966       2,928,727
Cost of shares repurchased                         (178,624,173)    (22,098,909)
--------------------------------------------------------------------------------
  Total Class A                                    (139,604,223)    255,834,148
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                      9,488,937            --
Net asset value of shares issued to shareholders
from reinvestment of dividends                          188,257            --
Cost of shares repurchased                           (2,087,847)           --
--------------------------------------------------------------------------------
Total Class B                                         7,589,347            --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions
  in shares of beneficial interest                (132,014,876)     255,834,148
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (146,045,255)     257,530,637
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                259,447,280        1,916,643
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $203,893
  and $7,247, respectively)                       $113,402,025     $259,447,280
================================================================================

*     January 4, 1999 (Commencement of Operations) to December 31, 1999


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                                                                                   AUGUST 17, 1995
                                                                                                                    (COMMENCEMENT
                                                                                                                  OF OPERATIONS) TO
                                                                 YEAR ENDED DECEMBER 31,                            DECEMBER 31,
                                                -----------------------------------------------------------       -----------------
                                                   1999            1998            1997              1996               1995
                                                ---------       ---------        --------          --------          ----------
Net Asset Value, beginning of period            $  11.43        $  10.92         $  10.34          $  10.55            $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                              0.469           0.524            0.564             0.562              0.187
Net realized and unrealized
gain (loss) on investments                        (0.900)          0.549            0.586            (0.232)             0.551
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                             (0.431)          1.073            1.150             0.330              0.738
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends From:
Net investment income                             (0.450)         (0.540)          (0.570)           (0.540)            (0.188)
Net realized gain on investments                  (0.009)         (0.023)             --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions                          (0.459)         (0.563)          (0.570)           (0.540)            (0.188)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $  10.54        $  11.43         $  10.92          $  10.34            $ 10.55
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                                 $106,449        $259,447         $  1,917          $  2,060            $ 1,306
Ratio of expenses to average
net assets (A)                                      0.80%              0%            0.14%                0%                 0%
Ratio of expenses to average net
  assets after fees paid indirectly (A)             0.81%              0%               0%                0%                 0%
Ratio of net investment income to
  average net assets                                4.14%           4.49%            5.45%             5.42%              5.20%*
Portfolio turnover                                   112%             57%              55%               52%                 0%
Total return (B)                                   (3.86)%         10.05%           11.45%             3.31%              7.43%**
====================================================================================================================================

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses and had expenses been limited to that required by certain state securities law in 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
per share                                       $  0.424        $  0.364         $ (0.229)         $ (0.291)           $ 0.098
RATIOS:
Expenses to average net assets                      1.20%           1.37%            7.66%             8.23%              2.50%*
Net investment income (loss) to
  average net assets                                4.55%           3.12%           (2.21)%           (2.81)%             2.70%*
====================================================================================================================================

 *  Annualized
**  Not annualized
(A) The expense ratios for the period ended December 31, 1995 and the years thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(B) Total return does not include the maximum sales charge of 4.50% effective January 4, 1999.


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                                              -----------------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                              $ 11.43
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                               0.385
Net realized and unrealized
gain (loss) on investments                                         (0.889)
--------------------------------------------------------------------------------
Total from operations                                              (0.504)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                              (0.377)
Net realized gains on investments                                  (0.009)
--------------------------------------------------------------------------------
Total from distributions                                           (0.386)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                    $ 10.54
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                                                   $ 6,953
Ratio of expenses to average
  net assets                                                         1.30%*
Ratio of net investment income to
average net assets                                                   3.64%*
Portfolio turnover                                                    112%
Total return                                                        (4.49)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                   $ 0.343
RATIOS:
Expenses to average net assets                                       1.70%*
Net investment income to average net assets                          3.24%*
================================================================================

 *    Annualized
**    Not annualized


See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds National Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's sub-administrator and distributor.

      The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay a higher ongoing service fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the period ended December 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors of $20,791 from sales of Class A shares and $53,899 in deferred sales charges from redemptions of Class B shares.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

      A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

      C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $7,307,332 which will expire on December 31, 2007.

      D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

      E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.

      F. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

      G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

      H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

      Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.

      The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Fund's average daily net assets. The management fee amounted to $1,413,619, of which $728,722 was voluntarily waived for the year ended December 31, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $455,060 for the year ended December 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The service fees for Class B shares amounted to $48,439 for the year ended December 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional infor-

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS


mation  and  reports  for   recipients   other  than   regulators  and  existing
shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$204,448,057 and $304,460,162, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                          1999          1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                            2,787,001     24,222,960
Shares issued to shareholders from
  reinvestment of distributions                          682,352        257,479
Shares repurchased                                   (16,078,135)    (1,951,231)
--------------------------------------------------------------------------------
  Class A net increase (decrease)                    (12,608,782)    22,529,208
================================================================================
CLASS B*
Shares sold                                              835,142            --
Shares issued to shareholders from
  reinvestment of distributions                           17,284            --
Shares repurchased                                      (192,497)           --
--------------------------------------------------------------------------------
  Class B net increase                                   659,929            --
================================================================================

*  January 4, 1999 (Commencement of Operations) to December 31, 1999

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $120,084,620
================================================================================
Gross unrealized appreciation                                      $     33,542
Gross unrealized depreciation                                        (5,125,954)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (5,092,412)
================================================================================


7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1999, the commitment fee allocated to the Fund was $533. Since the line of credit was established there have been no borrowings.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO:


      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds National Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1999 and 1998, and the financial highlights for each of the years in the four-year period ended December 31, 1999 and for the period August 17, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds National Tax Free Income Portfolio at December 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 8, 2000

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




                      This page intentionally left blank.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***


SECRETARY
Linda T. Gibson*


TREASURER
Linwood Downs*


  *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF THE INVESTMENT MANAGER
***TRUSTEE EMERITUS


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679


TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston MA 02116


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY


             LARGE CAP STOCKS
             o  CitiFunds Growth & Income Portfolio
             o  CitiFunds Large Cap Growth Portfolio


             SMALL CAP STOCKS
             o  CitiFunds Small Cap Value Portfolio
             o  CitiFunds Small Cap Growth Portfolio


             INTERNATIONAL STOCKS
             o  CitiFunds International Growth & Income Portfolio
             o  CitiFunds International Growth Portfolio


             GROWTH WITH INCOME
             o  CitiFunds Balanced Portfolio


             BONDS
             o  CitiFunds Short-Term U.S. Government Income Portfolio
             o  CitiFunds Intermediate Income Portfolio
             o  CitiFunds National Tax Free Income Portfolio
             o  CitiFunds California Tax Free Income Portfolio
             o  CitiFunds New York Tax Free Income Portfolio


             MONEY MARKETS
             o  Citifunds Cash Reserves
             o  CitiFunds U.S. Treasury Reserves
             o  CitiFunds Tax Free Reserves
             o  CitiFunds California Tax Free Reserves
             o  CitiFunds Connecticut Tax Free Reserves
             o  CitiFunds New York Tax Free Reserves


This report is prepared for the information of shareholders of CitiFunds National Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds National Tax Free Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds National Tax Free Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Investments in non-U.S. securities and small company stocks are subject to additional risks.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(C)2000 Citicorp         (LOGO)Printed on recycled paper            CFA/NAT/1299

                                             Annual Report o December 31, 1999

CITIFUNDS(SM)
-------------


         CALIFORNIA TAX FREE
         INCOME PORTFOLIO



-----------------------------------------------
                                      B O N D S




              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO


LETTER TO OUR SHAREHOLDERS                                                    1
--------------------------------------------------------------------------------
PORTFOLIO ENVIRONMENT AND OUTLOOK                                             2
--------------------------------------------------------------------------------
FUND FACTS                                                                    4
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                                          4
--------------------------------------------------------------------------------
FUND PERFORMANCE                                                              5
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                      6
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                           8
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                       9
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                           10
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                         11
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                13
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

      1999 was a challenging year for California's municipal bond market. Faster-than-expected U.S. economic growth coupled with rapid global economic recovery contributed to sharply higher interest rates and price erosion for most U.S. bonds. These negative economic influences were also compounded by adverse supply-and-demand factors such as the lack of demand from institutional and corporate buyers that offset the positive effects of reduced supply. Yet, municipal bonds still ended the year providing attractive yields when contrasted with comparable taxable investments on an after-tax basis.

      Throughout the period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds(SM) California Tax Free Income Portfolio according to its investment objective, which is to generate high levels of current income exempt from federal and California state personal income taxes and preserve the value of its shareholders' investment.

      This report reviews the Fund's investment activities and performance for the year ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for California's tax-exempt bond market.

      Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
January 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

      AFTER SEVERAL YEARS OF STRONG RETURNS, THE CALIFORNIA MUNICIPAL BOND MARKET DECLINED IN 1999. While the positive economic and market conditions in California and the rest of the U.S. over the past several years have remained largely intact, many investors became increasingly concerned in 1999 that inflationary pressures might resurface. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates three times during 1999.

      These economic conditions are in stark contrast to the environment that prevailed just before the reporting period began. In November 1998, the Fed completed a series of interest rate cuts intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis and to help insulate the U.S. economy from the adverse effects of a global economic slowdown. That strategy was apparently effective as many overseas economies began to recover in 1999 and the growth of the U.S. economy continued.

      CHANGING ECONOMIC CONDITIONS HAVE RAISED INFLATION CONCERNS AMONG BOND INVESTORS. Uncertainty regarding the direction and magnitude of interest rates created higher levels of volatility in the fixed-income markets early in 1999. When it became clear that the U.S. and international economies were possibly growing too fast, the Fed raised short-term interest rates in an attempt to prevent inflation.

      Higher interest rates adversely affected the prices of both taxable and tax-exempt securities. THE TAX-EXEMPT MARKET, HOWEVER, WAS ALSO NEGATIVELY IMPACTED BY UNIQUE SUPPLY-AND-DEMAND FACTORS. Although demand for municipal bonds remained strong from many individual investors, most institutions and corporations such as insurance companies did not participate in the municipal market at the level they had in previous years. In Fund management's view, this is because yields on taxable corporate bonds rose enough to exceed the after-tax yields provided to taxable investors by municipal bonds. Despite the potentially positive effects of a 20% reduction in the issuance of municipal bonds nationally, when compared to the previous year, this lack of institutional demand caused tax-exempt bond prices to further decline.

      In California, however, demand for municipal bonds from individuals was stronger than in most other states, primarily due to the enormous amounts of wealth generated by the strong performance of shares in the state's prominent high-tech companies and promising start-ups. AS A RESULT, CALIFORNIA'S TAX-EXEMPT BOND MARKET GENERALLY OUTPERFORMED MUNICIPAL BONDS FROM OTHER PARTS OF THE U.S.

      Throughout the period, the Fund's management generally maintained the Fund's average duration (a measure of sensitivity to changing interest rates) toward the short end of the neutral range over the course of the year. By maintaining that duration, the investment team had more cash available to purchase higher yielding securities as they became available.

      THE FUND'S MANAGEMENT FOUND ATTRACTIVE OPPORTUNITIES PRIMARILY AMONG INTERMEDIATE-TERM BONDS SELLING AT A MODEST PREMIUM TO FACE VALUE. In the opinion of management, bonds in the 10- to 15-year maturity range provided highly competitive returns at lower levels of price risk than the 20-30 year sector. More importantly, premium coupon bonds tend to have a level of price volatility that is lower than discount or par coupon. Management focused primarily on bonds with high credit ratings in order to maintain the Fund's liquidity.

      LOOKING AHEAD, MANAGEMENT BELIEVES THAT MUNICIPAL BONDS SHOULD DELIVER BETTER RETURNS IN 2000, IF, AS THEY EXPECT, NATIONAL SUPPLY-AND-DEMAND FORCES RETURN TO A MORE FAVORABLE BALANCE. And if the U.S. economy begins to moderate and inflation remains low over the next several months, the municipal bond market may rally.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and California State personal income taxes+ and preservation of the value of its shareholders' investment.

INVESTMENT MANAGER                        DIVIDENDS

Citibank, N.A                             Declared daily, paid monthly, if any


COMMENCEMENT OF OPERATIONS                CAPITAL GAINS

November 2, 1998                          Distributed semi-annually, if any


NET ASSETS AS OF 12/31/99                 BENCHMARKS

Class A Shares                            o  Lipper California State Municipal
$34.4 million                                Bond Funds Average
Class B Shares                            o  Lehman Brothers California
$1.2 million                                 4 Years Plus Bond Index*

* The Lehman Brothers California 4 Years Plus Bond Index is a broad measure of the California municipal bond market with maturities of at least four years. + A portion of the income may be subject to the Federal Alternative Minimum Tax
(AMT). Consult your personal tax advisor.



PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF DECEMBER 31, 1999


                              [PIE CHART OMITTED]


                         Transportation Revenue.....  29%
                         Education..................  19%
                         Utilities..................  13%
                         Redevelopment..............  12%
                         State Agencies.............   9%
                         General Obligation Bonds...   8%
                         Housing Revenue............   7%
                         *Short-Term................   3%


                         * Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS


                                                                                   SINCE
                                                                 ONE              11/2/98
ALL PERIODS ENDING DECEMBER 31, 1999                             YEAR           (INCEPTION)*
--------------------------------------------------------------------------------------------
CitiFunds California Tax Free Income Portfolio (Class A)
  without sales charge                                          (2.54)%           (1.17)%
Lipper California State Municipal Bond Funds Average            (5.16)%           (3.30)%+
Lehman Brothers California 4 Years Plus Bond Index              (3.65)%           (2.72)%+
CitiFunds California Tax Free Income Portfolio (Class A)
  with a maximum sales charge of 4.50%                          (6.93)%           (5.01)%
CitiFunds California Tax Free Income Portfolio (Class B)
  without deferred sales charge                                   --              (3.22)%#**
Lipper California State Municipal Bond Funds Average              --              (5.16)%++
Lehman Brothers California 4 Years Plus Bond Index                --              (3.65)%++
CitiFunds California Tax Free Income Portfolio (Class B)
  with a maximum deferred sales charge of 4.50%                   --              (7.57)%#**

 *    Average Annual Total Return
**    Not Annualized
 +    From 10/31/98
++    From 12/31/98
 #    Commencement of Operations 1/4/99

30-Day SEC Yield   Class A  4.48%    Income Dividends Per Share  Class A  $0.400
30-Day SEC Yield   Class B  4.01%    Income Dividends Per Share  Class B  $0.332


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have been $9,421, including the maximum sales charge (as of 12/31/99). The graph shows how this compares to its benchmark over the same period.


                                [GRAPH OMITTED]


Date              CitiFunds           Lipper           Lehman Brothers
             California Tax Free  California State    California 4 Years
               Income Portfolio    Municipal Bond      Plus Bond Index
Date              (Class A)         Funds Average         (unmanaged)
------------------------------------------------------------------------

11/02/98            9550                10000               10000

11/30/98            9655                10042               10035

12/3198             9666                10043               10060

1/31/99             9817                10153               10180

2/28/99             9740                10101               10135

3/31/99             9762                10115               10149

4/30/99             9758                10126               10175

5/31/99             9640                10044               10116

6/30/99             9472                 9868                9970

7/31/99             9501                 9880               10006

8/31/99             9442                 9745                9926

9/30/99             9479                 9730                9930

10/31/99            9361                 9547                9822

11/30/99            9481                 9636                9927

12/31/99            9421                 9525                9921



The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSSUER              (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.9%
--------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS--7.6%
--------------------------------------------------------------------------------
Aa3      Los Angeles, California,
         5.375% due 09/01/15                    $1,480             $ 1,436,458
Aaa      Puerto Rico Commonwealth,
         6.25% due 07/01/12                      1,150               1,254,363
                                                                   -----------
                                                                     2,690,821
                                                                   -----------

EDUCATION--19.2%
--------------------------------------------------------------------------------
Aaa      Duarte, California University
         School District, Zero Coupon
         due 11/01/16                              725                 269,062
Aaa      Fallbrook, California, School District,
         5.38% due 9/01/14                         555                 548,590
Aaa      Glendale, California University
         School District,
         5.75% due 9/01/13                       1,125               1,152,832
Aaa      Los Angeles, California University
         School District,
         5.50% due 7/01/17                       2,550               2,472,047
Aaa      Pomona, California University
         School District, 6.50%
         due 8/01/19                               600                 636,042
Aaa      San Bernardino, California
         University School District,
         5.625% due 8/01/15                      1,225               1,220,541
Aaa      Union, California Elementary
         School District, Zero Coupon
         due 9/01/16                             1,400                 524,706
                                                                   -----------
                                                                     6,823,820
                                                                   -----------

HOUSING--7.4%
--------------------------------------------------------------------------------
Aaa      California Housing Finance Agency, AMT,
         5.55% due 2/01/13                       2,700               2,653,155
                                                                   -----------

REDEVELOPMENT--12.4%
--------------------------------------------------------------------------------
Aaa      Anaheim California Public
         Finance Authority,
         6.00% due 9/01/11                       1,000               1,066,490
Aaa      Coalinga California Public
         Finance Authority,
         5.85% due 9/15/13                      $1,595             $ 1,665,276
Aaa      Puerto Rico Public
         Finance Corporation,
         5.375% due 6/01/17                      1,750               1,695,138
                                                                   -----------
                                                                     4,426,904
                                                                   -----------

STATE AGENCIES--8.6%
--------------------------------------------------------------------------------
Aa       California State Public Works Lease,
         5.55% due 6/01/10                       1,150               1,185,707
Aaa      Puerto Rico Municipal Finance Agency,
         6.00% due 7/01/11                       1,750               1,862,140
                                                                   -----------
                                                                     3,047,847
                                                                   -----------

TRANSPORTATION REVENUE--29.3%
--------------------------------------------------------------------------------
Aaa      Foothill/Eastern Transportation
         Corridor, 5.25% due 1/15/13             1,050               1,031,530
Aaa      Intermodal Container Transfer,
         5.75% due 11/01/14                      2,000               2,041,900
Aaa      Los Angeles, California Harbor
         Department Revenue,
         5.25% due 11/01/08                      1,000               1,004,130
Aa       Port Oakland, California
         Port Revenue,
         6.50% due 11/01/16                      1,000               1,043,900
Aaa      Puerto Rico Commonwealth Highway
         & Transportation,
         5.50% due 7/01/13                       1,125               1,137,825
Aaa      Puerto Rico Commonwealth Highway
         & Transportation,
         5.50% due 7/01/15                       1,000                 990,750
Aa3      San Francisco, California,
         Transportation Tax Authority,
         5.25% due 7/01/13                       2,960               2,906,720
Aa3      San Francisco, California,
         Transportation Tax Authority,
         5.25% due 7/01/17                         290                 271,707
                                                                   -----------
                                                                    10,428,462
                                                                   -----------

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1999


MOODY'S
BOND                                            PRINCIPAL
RATING                                           AMOUNT
(UNAUDITED)             ISSSUER              (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------

UTILITIES--13.4%
--------------------------------------------------------------------------------
Aaa      Fresno, California,
         Sewer Revenue,
         6.25% due 9/01/14                      $1,405             $ 1,511,429
Aaa      Los Angeles, California,
         Electrical Plant Revenue,
         6.375% due 2/01/20                      1,000               1,034,540
Aaa      Metropolitan Water District,
         South California,
         5.50% due 7/01/16                         620                 604,909
Aaa      Puerto Rico Commonwealth
         Aqueduct Sewer,
         6.25% due 7/01/13                       1,500               1,631,550
                                                                   -----------
                                                                     4,782,428
                                                                   -----------
TOTAL MUNICIPAL BONDS
   (Identified Cost $35,784,139)                                    34,853,437
                                                                   -----------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST--1.7%
--------------------------------------------------------------------------------
VMIG-1   Municipal Securitization Trust
         Certificates, 5.38%
         due 11/01/06                           $   15             $    15,000
Aa       Orange County,
         California Sanitation District,
         4.25% due 8/01/17                         600                 600,000
                                                                   -----------
TOTAL VARIABLE RATE DEMAND
 NOTES AT AMORTIZED COST                                               615,000
                                                                   -----------
TOTAL INVESTMENTS
  (Identified Cost
  $36,399,139)                                    99.6%             35,468,437
OTHER ASSETS,
  LESS LIABILITIES                                 0.4                 133,692
                                                 -----             -----------
 NET ASSETS                                      100.0%            $35,602,129
                                                 =====             ===========


* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME

STATEMENT OF ASSETS AND LIABILITIES


December 31, 1999
--------------------------------------------------------------------------------

ASSETS:

Investments, at value (Note 1A) (Identified Cost, $36,399,139)     $35,468,437
Cash                                                                   132,361
Receivable for shares of beneficial interest sold                          164
Interest receivable                                                    677,870
--------------------------------------------------------------------------------
 Total assets                                                       36,278,832
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  556,583
Dividends payable                                                       44,297
Payable to affiliate--Management fees (Note 2)                          24,640
Accrued expenses and other liabilities                                  51,183
--------------------------------------------------------------------------------
 Total liabilities                                                     676,703
--------------------------------------------------------------------------------
NET ASSETS                                                         $35,602,129
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $39,859,726
Unrealized depreciation                                               (930,702)
Accumulated net realized loss                                       (3,326,895)
--------------------------------------------------------------------------------
 Total                                                             $35,602,129
--------------------------------------------------------------------------------
COMPUTATION OF CLASS A SHARES:
Net Asset Value per share
 ($34,395,648/3,646,052 shares outstanding)                              $9.43
Offering Price per share ($9.43 / 0.955)                                 $9.87*
================================================================================
CLASS B SHARES:
Net Asset Value and offering price per share
 ($1,206,481/127,886 shares outstanding)                                 $9.43**
================================================================================

 *  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest                                                            $ 3,408,560
EXPENSES:
Management fees (Note 2)                       $  536,270
Service fees Class A (Note 3)                     175,044
Service fees Class B (Note 3)                      11,138
Custody and fund accounting fees                   86,170
Legal fees                                         45,184
Transfer agent fees                                33,599
Audit fees                                         31,465
Shareholder reports                                30,635
Registration fees                                  26,794
Trustee fees                                       17,595
Miscellaneous                                      21,064
--------------------------------------------------------------------------------
 Total expenses                                 1,014,958
Less aggregate amounts waived by the Manager
  and Distributor (Notes 2 and 3)                (500,406)
Less fees paid indirectly (Note 1G)                (2,759)
--------------------------------------------------------------------------------
 Net expenses                                                           511,793
--------------------------------------------------------------------------------
Net investment income                                                 2,896,767
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                        (3,465,766)
Net realized gain on futures transactions                              138,944
Net unrealized depreciation                                         (1,256,804)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                    (4,583,626)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,686,859)
================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                              FOR THE PERIOD
                                                             NOVEMBER 2, 1998
                                            YEAR ENDED       (COMMENCEMENT OF
                                           DECEMBER 31,       OPERATIONS) TO
                                               1999          DECEMBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income                     $  2,896,767          $  451,689
Net realized loss from investment
  and futures transactions                  (3,326,822)                (73)
Unrealized appreciation (depreciation)
  of investments                            (1,256,804)            326,102
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (1,686,859)            777,718
--------------------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income (Class A)             (2,844,565)           (451,689)
Net investment income (Class B)                (52,202)                --
--------------------------------------------------------------------------------
Decrease in net assets from
  distribution to shareholders              (2,896,767)           (451,689)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 5):

CLASS A
Net proceeds from sale of shares            11,393,530          96,250,028
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                               2,900,180             353,195
Cost of shares repurchased                 (72,142,600)           (223,125)
--------------------------------------------------------------------------------
 Total Class A                             (57,848,890)         96,380,098
--------------------------------------------------------------------------------
CLASS B*

Net proceeds from sale of shares             1,955,112                 --
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                  33,420                 --
Cost of shares repurchased                    (660,014)                --
--------------------------------------------------------------------------------
 Total Class B                               1,328,518                 --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                      (56,520,372)         96,380,098
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (61,103,998)         96,706,127
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         96,706,127                 --
--------------------------------------------------------------------------------
End of period                             $ 35,602,129         $96,706,127
================================================================================

* January 4, 1999 (Commencement of Operations) to December 31, 1999.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                           CLASS A
                                             -----------------------------------
                                                               NOVEMBER 2, 1998
                                             YEAR ENDED         (COMMENCEMENT
                                             DECEMBER 31,     OF OPERATIONS) TO
                                                1999          DECEMBER 31, 1998
--------------------------------------------------------------------------------
Net Asset Value, beginning of period           $ 10.08            $ 10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                            0.400              0.069
Net realized and unrealized gain
  (loss) on investments                         (0.650)             0.080
--------------------------------------------------------------------------------
 Total from operations                          (0.250)             0.149
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                           (0.400)            (0.069)
--------------------------------------------------------------------------------
Net Asset Value, end of period                 $  9.43            $ 10.08
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $34,396            $96,706
Ratio of expenses to average net assets           0.70%                 0%*
Ratio of net investment income
  to average net assets                           4.06%              4.16%*
Portfolio turnover                                 116%                 1%
Total return (A)                                 (2.54)%             1.49%**


Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:


Net investment income per share                $ 0.195            $ 0.042
RATIOS:
Expenses to average net assets                    1.41%              1.60%*
Net investment income to average net assets       3.35%              2.56%*
================================================================================

  *  Annualized
 **  Not annualized
(A) Total Return does not include the maximum sales charge of 4.50% effective January 4, 1999.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

                                                                   CLASS B
                                                              -----------------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                 DECEMBER 31,
                                                                     1999
================================================================================
Net Asset Value, beginning of period                              $ 11.43
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                               0.332
Net realized and unrealized loss on investments                    (2.000)
--------------------------------------------------------------------------------
 Total from operations                                             (1.668)
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                              (0.332)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                    $  9.43
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $ 1,206
Ratio of expenses to average net assets                              1.25%*
Ratio of net investment income to average net assets                 3.41%*
Portfolio Turnover                                                    116%
Total return                                                        (3.22)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                   $ 0.263
RATIOS:
Expenses to average net assets                                       2.40%*
Net investment income to average net assets                          2.26%*
================================================================================

 *    Annualized
**    Not annualized

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Income Portfolio (the "Fund") is a separate non-diversified series of CitiFunds Tax Free Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc ("CFBDS") acts as the Fund's sub-administrator and distributor.

      The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Fund shares outstanding prior to January 4, 1999 became Class A shares effective January 4, 1999. Class A shares have a front-end, or initial sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, but pay higher ongoing service fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expense ratios than Class B shares. For the period ended December 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors of $1,750 from sales of Class A shares and $24,924 in deferred sales charges from redemptions of Class B shares.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

      A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      B. INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

      C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $3,130,610 which will expire on December 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

      D. DISTRIBUTIONS The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

      E. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

      F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

      G. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

      H. FUTURES CONTRACTS The Fund may engage in futures transactions. The Fund may use futures contracts in order to protect the Fund from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS


maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other fund investments.

      Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.

      The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50% of the Fund's average daily net assets. The management fee amounted to $536,270, of which $479,321 was voluntarily waived for the year ended December 31, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The service fees for Class A shares amounted to $175,044 of which $21,085 was voluntarily waived for the year ended December 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The distribution fees for Class B shares amounted to $11,138 for the period ended December 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  U.S.  Government   securities  and  short-term   obligations,   aggregated
$80,021,582 and $130,963,611, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                            FOR THE PERIOD
                                                           NOVEMBER 2, 1998
                                         YEAR ENDED          (COMMENCEMENT
                                         DECEMBER 31,      OF OPERATIONS) TO
                                            1999           DECEMBER 31, 1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                              1,129,336             9,580,829
Shares issued to shareholders from
   reinvestment of dividends               294,959                34,970
Shares repurchased                      (7,371,922)              (22,120)
--------------------------------------------------------------------------------
Class A Net increase (decrease)         (5,947,627)            9,593,679
================================================================================
CLASS B*
Shares sold                                193,805                   --
Shares issued to shareholders from
   reinvestment of dividends                 3,439                   --
Shares repurchased                         (69,358)                  --
--------------------------------------------------------------------------------
Class B Net increase                       127,886                   --
================================================================================

*January 4, 1999 (Commencement of Operations) to December 31, 1999

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS


6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                    $ 36,595,424
================================================================================
Gross unrealized appreciation                                     $     58,722
Gross unrealized depreciation                                       (1,185,709)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (1,126,987)
================================================================================


7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1999, the commitment fee allocated to the Fund was $205. Since the line of credit was established there have been no borrowings.

CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO

INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES OF CITIFUNDS TAX FREE INCOME TRUST AND SHAREHOLDERS OF CITIFUNDS CALIFORNIA TAX FREE INCOME PORTFOLIO:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds California Tax Free Income Portfolio, a separate series of CitiFunds Tax Free Income Trust (the "Trust") (a Massachusetts business trust), as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended December 31, 1999 and for the period November 2, 1998 (Commencement of Operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of CitiFunds California Tax Free Income Portfolio at December 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 8, 2000

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




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

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***


SECRETARY
Linda T. Gibson*


TREASURER
Linwood Downs*


  *Affiliated Person of Sub-Administrator and Distributor
 **Affiliated Person of the Investment Manager
***Trustee Emeritus


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679


TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                              THE CITIFUNDS FAMILY


             LARGE CAP STOCKS
             o  CitiFunds Growth & Income Portfolio
             o  CitiFunds Large Cap Growth Portfolio


             SMALL CAP STOCKS
             o  CitiFunds Small Cap Value Portfolio
             o  CitiFunds Small Cap Growth Portfolio


             INTERNATIONAL STOCKS
             o  CitiFunds International Growth & Income Portfolio
             o  CitiFunds International Growth Portfolio


             GROWTH WITH INCOME
             o  CitiFunds Balanced Portfolio


             BONDS
             o CitiFunds Short-Term U.S. Government Income Portfolio
             o  CitiFunds Intermediate Income Portfolio
             o  CitiFunds National Tax Free Income Portfolio
             o  CitiFunds California Tax Free Income Portfolio
             o  CitiFunds New York Tax Free Income Portfolio


             MONEY MARKETS
             o CITIFUNDS CASH RESERVES
             o CitiFunds U.S. Treasury Reserves
             o CitiFunds Tax Free Reserves
             o CitiFunds California Tax Free Reserves
             o CitiFunds Connecticut Tax Free Reserves
             o CitiFunds New York Tax Free Reserves


This report is prepared for the information of shareholders of CitiFunds California Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds California Tax Free Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Investments in non-U.S. securities and small company stocks are subject to additional risks.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(C)2000 Citicorp           (LOGO)Printed on recycled paper         CFA/CAT/1299